Business Combination and Reverse Recapitalization - Schedule of Shares of Common Stock Issued in Connection with the Business Combination (Details) - shares	9 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Schedule of Shares of Common Stock Issued in Connection with the Business Combination [Line Items]
Ordinary shares held	27,743,322	12,210,718
Common Stock issued	27,636,939
ShoulderUp’s Officers and Directors [Member]
Schedule of Shares of Common Stock Issued in Connection with the Business Combination [Line Items]
Ordinary shares held	6,698,333
Ordinary Shares Held By Non-Redemption Share Holders [Member]
Schedule of Shares of Common Stock Issued in Connection with the Business Combination [Line Items]
Ordinary shares held	1,345,001
Ordinary Shares Held By ShoulderUp Bridge Loan Holder [Member]
Schedule of Shares of Common Stock Issued in Connection with the Business Combination [Line Items]
Ordinary shares held	482,500
Ordinary Shares Held By DLA Piper, LLP [Member]
Schedule of Shares of Common Stock Issued in Connection with the Business Combination [Line Items]
Ordinary shares held	150,000
Common Stock Issued to Holders of See Id Inc [Member]
Schedule of Shares of Common Stock Issued in Connection with the Business Combination [Line Items]
Common Stock issued	12,210,718
Common Stock Issued to See Id Safe Note Holders [Member]
Schedule of Shares of Common Stock Issued in Connection with the Business Combination [Line Items]
Common Stock issued	2,909,057
Common Stock Issued To StarUpNV [Member]
Schedule of Shares of Common Stock Issued in Connection with the Business Combination [Line Items]
Common Stock issued	11,205
Common Stock Issued to PIPE Investors [Member]
Schedule of Shares of Common Stock Issued in Connection with the Business Combination [Line Items]
Common Stock issued	3,323,536
Business Combination [Member]
Schedule of Shares of Common Stock Issued in Connection with the Business Combination [Line Items]
Ordinary shares, outstanding prior to the Business Combination	508,589
Less: Redemption of ordinary shares	(2,000)